Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]

	2012	2013
Bunkers	268	303
Lubricants	7,448	9,044
Spare parts	1,682	1,658
Total	9,398	11,005